LINE OF CREDIT (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Line of Credit Facility [Line Items]
Line of credit maximum limit	$ 45,000
Line of credit maturity date	Dec. 31, 2020
Sale of 10,000,000 Units in Initial Public Offering, Shares
Line of Credit Facility [Line Items]
LIne of credit indebtness outstanding		$ 32,800
Line of credit interest rate		6.50%
Line of Credit Facility, Prime Interest Rate Description		prime rate plus 1.0% and not less than 6%
Accrued Interest description		Prime Rate plus 2.75%, provided PWB Prime Rate is no lower than 7.75%, and was paid monthly. Repayments under the term loan began on December 1, 2019 at $417 thousand per month. In January 2020, the revolving part of the PWB Facility interest rate was modified to prime rate plus 1.0% and not less than 6%. In May 2020, the revolving part of the PWB Facility interest rate was modified to prime rate plus 2.0% and not less than 7%